Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
VOYAGE REVENUES (Note 3):	$ 216,699	$ 136,415	$ 366,403	$ 275,429
EXPENSES:
Voyage expenses	62,738	47,567	110,941	94,866
Charter hire expense	8,711	6,325	17,326	12,443
Vessel operating expenses	46,630	46,169	89,804	87,652
Depreciation and amortization	34,168	35,798	67,518	70,850
General and administrative expenses	7,383	7,627	14,177	14,471
(Gain) Loss on sale of vessels (Note 4)	(299)	5,817	(299)	5,817
Total expenses	159,331	149,303	299,467	286,099
Operating income (loss)	57,368	(12,888)	66,936	(10,670)
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(10,992)	(7,525)	(14,292)	(14,568)
Interest income	226	200	416	327
Other, net	349	(80)	182	(192)
Total other expenses, net	(10,417)	(7,405)	(13,694)	(14,433)
Net income (loss)	46,951	(20,293)	53,242	(25,103)
Less: Net (income) loss attributable to the non-controlling interest	(726)	629	(1,499)	618
Net income (loss) attributable to Tsakos Energy Navigation Limited	46,225	(19,664)	51,743	(24,485)
Effect of preferred dividends	(8,704)	(8,230)	(17,377)	(16,379)
Undistributed income to Series G participants	(370)	0	(353)	0
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 37,151	$ (27,894)	$ 34,013	$ (42,577)
Earnings (Loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 1.31	$ (1.49)	$ 1.26	$ (2.31)
Weighted average number of shares, basic	28,398,404	18,660,333	26,992,886	18,433,070
Weighted average number of shares, diluted	28,704,595	18,660,333	27,299,077	18,433,070
Deemed dividend on partially redeemed Series G Convertible Preferred Shares	$ 0	$ 0	$ 0	$ (1,713)